Document Entity Information Document	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Bellatrix Exploration Ltd.
Entity Central Index	0001483405
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	49,378,026